PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	March 31, 2020	December 31, 2019
Manufacturing Equipment	$132,513	$132,513
Medical equipment	20,528	-
Office equipment	2,689	2,689
Accumulated Depreciation	(44,675)	(42,147)
Total	$111,055	$93,055

	December 31, 2019	December 31, 2018
Manufacturing Equipment- Molds	$132,513	$70,363
Office equipment	2,689	-
Accumulated Depreciation	(42,147)	(35,917)
	$93,055	$34,446

Estimated Useful Life [Member]
PROPERTY AND EQUIPMENT (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows as of March 31, 2020 and December 31, 2019:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	10 years
Office equipment	3 to 7 years
The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:
Estimated Useful Life
Molds	3 to 10 years
Office equipment	7 years